Schedule of gross carrying amount (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Feb. 08, 2019	Jul. 31, 2017	Mar. 31, 2017
Travel Co. In. Limited [member]
Disclosure of detailed information about business combination [line items]
Goodwill at end of year	₨ 1,015,099	₨ 961,186	₨ 53,913
Acquisition of a subsidiary	₨ 53,913
Air Travel Bureau Limited [member]
Disclosure of detailed information about business combination [line items]
Goodwill at end of year		961,186		₨ 400,254	₨ 653,666
Acquisition of a subsidiary		₨ 307,520